Lease	12 Months Ended
Dec. 31, 2023
Lease
Lease

16.Lease

The Group has operating leases for office space, warehouses, stores, dormitories and office equipment that the Group utilizes under lease arrangement. The Group also leases space for a manufacturing facility which houses production equipment owned by the Company and operated in cooperation with a third party operational partner.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2022		2023
	(As adjusted)
	RMB		RMB
Lease right‑of‑use assets, net	75,008		52,562
Lease liabilities - current portion	45,955		29,435
Lease liabilities - non-current portion	39,968		24,419
Total lease liabilities	85,923		53,854
Weighted average remaining lease term	2.24	years	1.88	years
Weighted average annual discount rate	4.75%		4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income and supplemental cashflow information related to operating leases is as follows:

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Operating lease expense	74,869	89,629	54,565
Short‑term lease expense	3,174	5,596	5,430
Total lease cost	78,043	95,225	59,995

Supplemental cash flow information for the Group’s leases was as follows:

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Cash payments for operating lease liabilities, included in operating cash flows	68,825	77,189	62,636
Lease liabilities arising from obtaining right‑of‑use assets	152,422	35,311	38,746
Decrease in lease liabilities due to termination of lease contracts	—	(53,510)	(12,657)

As of December 31, 2023, the remaining lease terms for these operating leases are generally from 1 months to 52 months. The aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental
RMB
2024	31,106
2025	18,846
2026	6,357
2027	44
2028	13
Total minimum lease payment	56,366
Less: imputed interest	(2,512)
Total lease liability balance	53,854